Net Finance Costs - Schedule of Information About Finance Income and Costs (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of finance income and costs [line items]
Interest payable on financial liabilities at amortised cost and associated derivatives	£ (41)	£ (38)	£ (22)
Interest on lease liabilities	(27)	(41)	(45)
Net foreign exchange losses	0	(6)	(5)
Finance costs	(68)	(107)	(84)
Interest receivable on financial assets at amortised cost	5	9	15
Interest on lease receivables	6	9	11
Net finance income in respect of retirement benefits	4	6	13
Fair value remeasurement of disposal proceeds	6	26
Net foreign exchange gains	1
Finance income	42	50	41
Net finance costs	(26)	(57)	(43)
Not designated in hedging relationship [member]
Disclosure of finance income and costs [line items]
Finance costs	0	(22)	(12)
Finance income	£ 20	£ 0	£ 2